Expense Example - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Strategic Growth Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Service Shares 1 Year	Service Shares 3 Years	Service Shares 5 Years	Service Shares 10 Years	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	656	921	1,206	2,015	288	623	1,085	2,363	77	278	497	1,127	127	435	765	1,698	87	314	560	1,265	137	470	826	1,829	76	275	492	1,115